Earnings per share (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended			For the six months ended
$ millions, except number of shares and per share amounts	2025 Apr. 30	2025 Jan. 31	2024 Apr. 30	2025 Apr. 30	2024 Apr. 30
Basic earnings per share
Net income attributable to equity shareholders	$1,998	$2,163	$1,739	$4,161	$3,455
Less: Preferred share dividends and distributions on other equity instruments	78	88	61	166	128
Net income attributable to common shareholders	$1,920	$2,075	$1,678	$3,995	$3,327
Weighted-average common shares outstanding (thousands)	938,495	942,039	937,849	940,297	934,779
Basic earnings per share	$2.05	$2.20	$1.79	$4.25	$3.56
Diluted earnings per share
Net income attributable to common shareholders	$1,920	$2,075	$1,678	$3,995	$3,327
Weighted-average common shares outstanding (thousands)	938,495	942,039	937,849	940,297	934,779
Add: Stock options potentially exercisable (1) (thousands)	4,253	5,306	1,964	4,796	1,201
Weighted-average diluted common shares outstanding (thousands)	942,748	947,345	939,813	945,093	935,980
Diluted earnings per share	$2.04	$2.19	$1.79	$4.23	$3.55
(1)
Excludes average options outstanding of 2,422,512 (January 31, 2025: 1,615,008; April 30, 2024: 2,553,244) with a weighted-average exercise price of $94.35 (January 31, 2025: $94.35; April 30, 2024: $70.05) for the quarter ended April 30, 2025, and average options outstanding of 2,018,760 (April 30, 2024: 2,553,244) with a weighted-average price of $94.35 (April 30, 2024: $70.05) for the six months ended April 30, 2025, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.